Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Ecuador, Mexico, Peru, Uruguay and Venezuela (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution inventory, storage and transportation services in the countries in which it operates. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axionlog Distribution B.V., a holding company of the Axionlog Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, in line with interest rates prevailing in the market at the time of the agreement. Notwithstanding the fact that the loan maturity date was November 7, 2016 the parties decided to terminate the agreement early as of May 27, 2016. As a result, the Company collected the outstanding principal amount of $1,800, included within "Other investing activity" in the consolidated statements of Cash Flows.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Accounts and notes receivable	$860	$1,097
Other receivables	1,676	979
Miscellaneous	2,963	3,126
Accounts payable	(14,984)	(11,727)

The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2018, 2017 and 2016:

	Fiscal years ended December 31,
	2018	2017	2016
Food and paper (i)	$(177,356)	$(173,387)	$(163,536)
Occupancy and other operating expenses	(5,322)	(4,281)	(3,882)
Net interest income	—	—	47

(i)
Includes $41,633 of distribution fees and $135,723 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2018; $48,773 and $124,614, respectively, for the fiscal year ended December 31, 2017; and $40,714 and $122,822, respectively, for the fiscal year ended December 31, 2016.

As of December 31, 2018 and 2017, the Company had other receivables totaling $2,692 and $2,112, respectively and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $1,634 and $1,113, respectively.